MAINSTAY GROUP OF FUNDS

MainStay Epoch International Choice Fund

(the “Fund”)

Supplement dated May 31, 2018 (“Supplement”) to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

1.	Effective immediately, Glen Petraglia is a portfolio manager for the Fund. The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Fund is amended to include the following:

Subadvisor	Portfolio Managers	Fund Service Date
Epoch Investment Partners, Inc.	Glen Petraglia, Managing Director	Since May 2018

2.	In the section of the Prospectus entitled “Know With Whom You are Investing,” the subsection entitled “Portfolio Manager Biographies,” is amended to include the following:

Glen Petraglia, CFA	Mr. Petraglia has been a portfolio manager of the MainStay Epoch International Choice Fund since May 2018. He is a Managing Director, portfolio manager and senior equity research analyst of Epoch Investment Partners, Inc. Prior to joining Epoch in 2014, Mr. Petraglia was a generalist portfolio manager and an analyst at Standard Life Investments in Boston, where he focused on consumer staples, restaurants and regional banks. Before Standard Life, he held positions at Citigroup and Nabisco. He received his BS from Providence College and an MBA from New York University’s Leonard N. Stern School of Business. Mr. Petraglia is a CFA® charterholder.

3.	Effective immediately, J. Christian Kirtley will no longer serve as a portfolio manager of the Fund. All references to Mr. Kirtley are deleted in their entirety.

4.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 91 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Glen Petraglia***	MainStay Epoch International Choice Fund	1 RIC $120,587,075	3 Accounts $2,147,167,900	0	0	0	0

*** The information presented for Mr. Petraglia is as of March 31, 2018.

b.	The table beginning on page 96 is amended to include the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Glen Petraglia***	None	$0	$0	$0

*** The information presented for Mr. Petraglia is as of March 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.